As filed with the Securities and Exchange Commission on September 7, 2016.

File Nos.
002-75925
811-03395

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 47 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 48 (X)

FRANKLIN FEDERAL TAX-FREE INCOME FUND
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (650) 312-2000

craig s. tyle, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 6th day of September, 2016.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

(Registrant)

By:   /Karen L. Skidmore

      Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Christopher J. Molumphy*

Chief Executive Officer-Investment
Christopher J. Molumphy	Management
Dated: September 6, 2016

Laura F. Fergerson*

Laura F. Fergerson	Chief Executive Officer – Finance and Administration
Dated: September 6, 2016

Gaston Gardey*

Gaston Gardey

Chief Financial Officer and Chief Accounting Officer

Dated: September 6, 2016

Harris J. Ashton*

Trustee
Harris J. Ashton	Dated: September 6, 2016

Mary C. Choksi*

Trustee
Mary C. Choksi	Dated: September 6, 2016

Edith E. Holiday*

Trustee
Edith E. Holiday	Dated: September 6, 2016

Gregory E. Johnson*

Trustee
Gregory E. Johnson	Dated: September 6, 2016

Rupert H. Johnson, Jr.*

Trustee

Rupert H. Johnson, Jr.

Dated: September 6, 2016

J. Michael Luttig*

Trustee
J. Michael Luttig	Dated: September 6, 2016

Frank A. Olson*

Trustee
Frank A. Olson	Dated: September 6, 2016

Larry D. Thompson*

Trustee
Larry D. Thompson	Dated: September 6, 2016

John B. Wilson*

Trustee
John B. Wilson	Dated: September 6, 2016

*By:  /s/ Karen L. Skidmore

      Karen L. Skidmore

Attorney-in-Fact

 (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase